Fair Value of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Financial assets, Carrying amount:
Held-to-maturity fixed-maturity securities		$ 28	$ 55
Mortgage loans on real estate		10,351,741	8,788,018
Loans to affiliates		39,120	33,005
Policy loans		171,012	163,129
Acquired loans		192,380	224,083
Other invested assets			92,977
Other invested assets		164,830	97,431
Collateral held from securities lending agreements	[1]	2,561,219	2,480,910
Financial liabilities, Carrying amount :
Investment contracts		77,305,738	72,088,078
Other liabilities			500,000
Mortgage notes payable		76,916	84,761
Financial assets, Fair value:
Held-to-maturity fixed-maturity securities		3,630	5,279
Mortgage loans on real estate		10,900,205	9,042,293
Loans to affiliates		39,120	32,733
Policy loans		171,012	163,129
Acquired loans		261,307	271,927
Other invested assets		164,830	92,977
Collateral held from securities lending agreements		2,561,985	2,480,911
Financial liabilities, Fair value:
Investment contracts		78,018,770	72,832,319
Other liabilities			499,079
Mortgage notes payable		87,981	98,890
Fair Value, Inputs, Level 2
Financial assets, Fair value:
Policy loans		171,012	163,129
Collateral held from securities lending agreements		2,561,985	2,480,911
Fair Value, Inputs, Level 3
Financial assets, Fair value:
Held-to-maturity fixed-maturity securities		3,630	5,279
Mortgage loans on real estate		10,900,205	9,042,293
Loans to affiliates		39,120	32,733
Acquired loans		261,307	271,927
Other invested assets		164,830	92,977
Financial liabilities, Fair value:
Investment contracts		78,018,770	72,832,319
Other liabilities			499,079
Mortgage notes payable		$ 87,981	$ 98,890

[1]	There is no contractual maturity on the loan agreements. The related loaned security could be returned to the Company on the next business day with notice from the counterparty and the Company would be required to return the cash collateral immediately.